Stockholders' Equity Note Disclosure	3 Months Ended
Nov. 30, 2015
Notes
Stockholders' Equity Note Disclosure

Note 10 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

On June 4, 2013, the Company entered into a private placement agreement that involved issuing 400,000 units of securities at $0.25 per unit for $100,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants for a total of 800,000 warrants with an exercise price of $0.40 each, these expired July 31, 2015.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

On January 7, 2015, the Company issued 698,324 shares of common stock for $30,000 at $0.04296 per share pursuant to a convertible note.

On January 29, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

On February 11, 2015, the Company issued 714,286 shares of common stock for $30,000 at $0.042 per share pursuant to a convertible note.

On February 24, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

On March 5, 2015, the Company authorized 636,132 shares of common stock at $0.0393 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On March 19, 2015, the Company authorized 694,444 shares of common stock at $0.036 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On April 13, 2015, the Company authorized 816,993 shares of common stock at $0.0306 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On April 28, 2015, the Company authorized 989,861 shares of common stock to be issued for $35,635 at $0.03600 per share pursuant to an Equity Purchase Agreement.

On May 1, 2015, the Company authorized 4.4 million shares of common stock at $0.059 per share to be issued for services rendered.

On May 4, 2015, the Company authorized 868,056 shares of common stock at $0.228 to be issued in exchange for cancellation of $25,000 of the convertible loan.

On May 5, 2015, the Company authorized 1,704,282 shares of common stock to be issued for $58,900 at $0.03456 per share pursuant to an Equity Purchase Agreement.

On May 18, 2015, the Company authorized 1,828,704 shares of common stock to be issued for $59,250 at $0.03240 per share pursuant to an Equity Purchase Agreement.

On May 20, 2015, the Company authorized 905,797 shares of common stock at $0.0276 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On May 26, 2015, the Company entered into a consulting agreement wherein 500,000 shares were due and payable.

On June 5, 2015, the Company authorized 1,798,611 shares of common stock to be issued for $54,390 at $0.03456 per share pursuant to an Equity Purchase Agreement.

On June 9, 2015, the Company authorized 500,000 shares of common stock at $0.05 per share to be issued pursuant to the consulting agreement of May 26, 2015.

On June 10, 2015, the Company authorized 922,063 shares of common stock at $0.0252 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On June 23, 2015, the Company authorized 2,009,646 shares of common stock to be issued for $58,900 at $0.022392 per share pursuant to an Equity Purchase Agreement.

On July 1, 2015, the Company authorized 1,402,918 shares of common stock at $0.01782 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On July 6, 2015, the Company authorized 2,020,202 shares of common stock to be issued for $40,000 at $0.01980 per share pursuant to an Equity Purchase Agreement.

On July 20, 2015, the Company authorized 3,102,500 shares of common stock to be issued for $55,845 at $0.01800 per share pursuant to an Equity Purchase Agreement.

On July 23, 2015, the Company authorized 1,543,210 shares of common stock at $0.0270 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On July 28, 2015, the Company authorized 12,777,778 shares of common stock to be issued for $50,000 at $0.01800 per share pursuant to an Equity Purchase Agreement.

On August 7, 2015, the Company authorized 1,640,420 shares of common stock at $0.01524 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On August 7, 2015, the Company authorized 1,666,667 shares of common stock at $0.015 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On September 1, 2015, the Company authorized 651,042 shares of common stock to be issued for $15,000 at $0.02304 per share pursuant to an Equity Purchase Agreement.

On September 10, 2015, the Company authorized 1,640,420 shares of common stock at $0.01524 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On September 11, 2015, the Company authorized 902,778 shares of common stock to be issued for $19,500 at $0.021 per share pursuant to an Equity Purchase Agreement.

On September 18, 2015, the Company authorized 1,072,125 shares of common stock to be issued for $22,000 at $0.020 per share pursuant to an Equity Purchase Agreement.

On October 6, 2015, the Company authorized 868,056 shares of common stock to be issued for $15,000 at $0.017 per share pursuant to an Equity Purchase Agreement.

On October 12, 2015, the Company authorized 1,012,731 shares of common stock to be issued for $17,500 at $0.01728 per share pursuant to an Equity Purchase Agreement.

On October 20, 2015, the Company authorized 1,851,852 shares of common stock to be issued for $28,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On October 23, 2015, the Company authorized 1,984,127 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On October 27, 2015, the Company authorized 6,613,757 shares of common stock to be issued for $100,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On November 6, 2015, the Company authorized 2,063,492 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $26,000 of the convertible loan.

On November 20, 2015, the Company authorized 2,000,000 shares of common stock at $0.01200 per share to be issued in exchange for cancellation of $24,000 of the convertible loan.

Note 11 – Warrants

Under the private placements, the Company issued 600,000 units of securities for total cash proceeds of $150,000.  One private placement of 200,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 and expired March 31, 2014. The other private placement of 400,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants with an exercise price of $0.40 and expired July 31, 2015.

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 and expiring January 31, 2016.

The following table is a summary of information about the warrants outstanding at November 30, 2015:

Shares Underlying Warrants Outstanding

Range of Exercise Price	Shares Underlying \Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average
			Exercise Price
$0.30	5,000,000 Shares \ 5,000,000 Warrants	.18 years	$0.30

The following table is a summary of activity of outstanding stock warrants for the years ended August 31, 2015:

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2015	5,000,000	0.30
Warrants expired	-	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, November 30,2015	5,000,000	0.30